Risk Management (Details 11) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ASSETS
Cash, bank balances and term deposits		$ 312,213,087		$ 260,059,595
Insurance receivables	$ 175,397,132	112,974,844		108,247,631
Investments	329,577,126	253,721,954		200,904,811
Investments in associates	12,622,681	13,061,674		13,437,778
Reinsurance share of outstanding claims	175,576,213	176,212,424		187,565,382
Reinsurance share of unearned premiums	51,848,577	33,916,549		32,566,847
Deferred excess of loss premiums	4,325,565	15,172,707		12,448,671
Deferred policy acquisition costs	51,060,571	41,713,289		36,403,831
Deferred tax assets				638,841
Other assets	8,683,821	7,754,225		5,061,050
Investment properties	23,754,653	25,712,312		30,655,214
Property, premises and equipment	11,939,678	12,734,842	$ 165,553	12,216,997	$ 19,303,487
Intangible assets	3,678,905	3,885,894		2,935,750
TOTAL ASSETS	1,167,176,845	1,009,073,801		903,142,398
Liabilities
Gross outstanding claims	441,441,099	413,052,855		384,379,841
Gross unearned premiums	258,518,343	206,214,029		168,254,688
Insurance payables	75,708,513	53,543,737		33,034,146
Other liabilities	11,985,270	14,863,282		8,299,453
Deferred tax liabilities	58,383	346,824
Unearned commissions	13,190,740	8,909,989		8,010,384	10,354,019	$ 8,292,099
Total liabilities	800,902,348	696,930,716		601,978,512
Equity
Share capital		143,375,678		143,375,678
Contributed capital		2,773,000		2,773,000
Treasury shares		(20,102,500)		(15,050,000)
Foreign currency translation reserve	(385,310)	(332,785)		(294,929)
Fair value reserve	6,432,074	4,273,914		953,704	14,208,469	9,693,936
Retained earnings	193,305,509	182,155,778		169,406,433
Total equity	366,274,497	312,143,085	$ 308,568,592	301,163,886	$ 301,399,953	$ 301,230,605
TOTAL LIABILITIES AND EQUITY	$ 1,167,176,845	1,009,073,801		903,142,398
Less than 1 year [Member]
ASSETS
Cash, bank balances and term deposits		312,213,087		260,059,595
Insurance receivables		110,218,900		105,760,142
Investments		58,452,403		53,552,244
Investments in associates
Reinsurance share of outstanding claims		81,410,140		92,844,864
Reinsurance share of unearned premiums		30,226,280		29,777,293
Deferred excess of loss premiums		15,172,707		12,448,671
Deferred policy acquisition costs		28,369,829		27,945,967
Deferred tax assets
Other assets		7,754,225		5,061,050
Investment properties
Property, premises and equipment
Intangible assets
TOTAL ASSETS		643,817,571		587,449,826
Liabilities
Gross outstanding claims		172,243,041		166,052,091
Gross unearned premiums		159,660,497		135,380,101
Insurance payables		53,543,737		33,034,146
Other liabilities		13,821,580		8,299,453
Deferred tax liabilities		346,824
Unearned commissions		7,531,178		7,030,172
Total liabilities		407,146,857		349,795,963
Equity
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
Total equity
TOTAL LIABILITIES AND EQUITY		407,146,857		349,795,963
More than one year [Member]
ASSETS
Cash, bank balances and term deposits
Insurance receivables		2,755,944		2,487,489
Investments		152,847,331		112,066,507
Investments in associates
Reinsurance share of outstanding claims		94,802,284		94,720,518
Reinsurance share of unearned premiums		3,690,269		2,789,554
Deferred excess of loss premiums
Deferred policy acquisition costs		13,343,460		8,457,864
Deferred tax assets				638,841
Other assets
Investment properties
Property, premises and equipment		12,734,842		12,216,997
Intangible assets		3,885,894		2,935,750
TOTAL ASSETS		284,060,024		236,313,520
Liabilities
Gross outstanding claims		240,809,814		218,327,750
Gross unearned premiums		46,553,532		32,874,587
Insurance payables
Other liabilities		1,041,702
Deferred tax liabilities
Unearned commissions		1,378,811		980,212
Total liabilities		289,783,859		252,182,549
Equity
Share capital
Contributed capital
Treasury shares
Foreign currency translation reserve
Fair value reserve
Retained earnings
Total equity
TOTAL LIABILITIES AND EQUITY		289,783,859		252,182,549
No Term [Member]
ASSETS
Cash, bank balances and term deposits
Insurance receivables
Investments		42,422,220		35,286,060
Investments in associates		13,061,674		13,437,778
Reinsurance share of outstanding claims
Reinsurance share of unearned premiums
Deferred excess of loss premiums
Deferred policy acquisition costs
Deferred tax assets
Other assets
Investment properties		25,712,312		30,655,214
Property, premises and equipment
Intangible assets
TOTAL ASSETS		81,196,206		79,379,052
Liabilities
Gross outstanding claims
Gross unearned premiums
Insurance payables
Other liabilities
Deferred tax liabilities
Unearned commissions
Total liabilities
Equity
Share capital		143,375,678		143,375,678
Contributed capital		2,773,000		2,773,000
Treasury shares		(20,102,500)		(15,050,000)
Foreign currency translation reserve		(332,785)		(294,929)
Fair value reserve		4,273,914		953,704
Retained earnings		182,155,778		169,406,433
Total equity		312,143,085		301,163,886
TOTAL LIABILITIES AND EQUITY		$ 312,143,085		$ 301,163,886